Stockholders’ Equity (Details Narrative)															1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 23, 2026 $ / shares shares	Oct. 22, 2026 $ / shares shares	Oct. 21, 2026 shares	Aug. 01, 2026 USD ($) $ / shares	Jun. 22, 2026 USD ($)	May 06, 2026 USD ($) $ / shares shares	Jan. 01, 2026 USD ($) $ / shares shares	Dec. 19, 2025 shares	Nov. 06, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 17, 2025 USD ($) $ / shares shares	Sep. 09, 2025 USD ($)	Aug. 27, 2025 USD ($)	Aug. 07, 2025 USD ($) shares	Nov. 30, 2026 shares	Nov. 30, 2026 shares	Oct. 30, 2026 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2026 USD ($) $ / shares	Apr. 22, 2026 $ / shares	Jan. 31, 2026 $ / shares	Oct. 21, 2025 shares	Oct. 03, 2025 $ / shares shares	Mar. 01, 2025 USD ($)	Mar. 29, 2023 USD ($)	Jan. 25, 2023 $ / shares	Jan. 24, 2023 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized																				1,250,000				1,250,000
Preferred stock, par value | $ / shares																				$ 0.0001				$ 0.0001
Preferred stock conversion price | $ / shares										$ 18.6336								$ 18.6336			$ 18.6336		$ 18.6336					$ 18.63
Conversion of Stock, Description																								(i) the then-current conversion price and (ii) the greater of 80% of the five-day volume weighted average price of the Common Stock and $480 (the “Floor Price”). Regardless of any price resets, each preferred stockholder retains the right to receive the total number of shares of Common Stock that would have been issuable at the adjusted conversion price based on their original investment amount.
Minimum closing bid price | $ / shares											$ 1.00																$ 1.00						$ 300.00	$ 480.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														20,834
Aggregate consideration received | $										$ 24,300,000													$ 24,300,000
Proceeds from convertible debt | $																							$ 550,000	$ 550,000
Debt instrument, face amount | $																										$ 1,000,000.0					$ 10,700,000	$ 14,500,000
Beneficial ownership limitation percentage										4.99%								4.99%		4.99%	4.99%		4.99%	4.99%
Beneficial ownership limitation percentage increasable										9.99%								9.99%		9.99%	9.99%		9.99%	9.99%
Shares issued, price per share | $ / shares																			$ 1.00			$ 1.00
Common stock, shares authorized																				1,000,000,000				1,000,000,000
Reverse stock split									2-for-1 and 12-for-1
Common stock, shares outstanding																			1,028,702	356,794		1,028,702		356,794
Sales of Class A Common Stock | $					$ 5,000,000.0														$ 1,362			$ 1,341,240
Commitment for unfunded amount | $																								$ 150,000,000
Non cash charge | $																								$ 80,000.00
Number of authorized shares																				52,230				52,230
Future issuance shares																				6,567				6,567
Share based compensation, granted																							42,986
Stock compensation expense | $																						$ 141,954	$ 1,379,880	$ 1,523,489	$ 1,575,952
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																								$ 36.00
Stockholders' Equity, Reverse Stock Split									1-for-2 and 1-for-12
Stock Redeemed or Called During Period, Shares																				43		23		43
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 2,760	$ 2,760		$ 2,760		$ 2,760	$ 2,760					$ 480.00
Dividends | $																						$ 1,100,000
Common stock, shares issued																			1,028,702	356,794		1,028,702		356,794					3,127	3,126
Conversion of stock, purchase shares																						410,001
Revenue, Remaining Performance Obligation, Amount | $											$ 150,000,000
Proceeds from issuance of stock | $																								$ 1,778,987
Issuance costs | $																			$ 0			$ 200,000
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of authorized shares																			53,519			53,519
Future issuance shares																			13,821			13,821
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Weighted average remaining contractual term																						10 years		10 years
Proceeds from stock option plan | $														$ 4,000,000
Stock compensation expense | $																								$ 1,500,000	1,600,000
Unrecognized stock compensation expense | $																			$ 100,000	$ 300,000		$ 100,000		$ 300,000
Weighted-average period vested term																						1 year 1 month 6 days		1 year 7 months 6 days
Performance Based Stock Option [Member]
Class of Stock [Line Items]
Share based compensation, granted														15,292
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock compensation expense | $																					$ 9,000.000		30,000.00	$ 40,000.00	$ 60,000.00
Stock Issued During Period, Shares, Restricted Stock Award, Gross																								358	450
Stockholders' Equity, Period Increase (Decrease) | $																								$ 0.00	$ 100,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $																				0.0				0.0
Subsequent Event [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares		$ 0.1210
Minimum [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares																			$ 1.00			$ 1.00
Common stock, shares authorized									130,000,000
Maximum [Member]
Class of Stock [Line Items]
Debt instrument, face amount | $																										$ 400,000
Common stock, shares authorized									1,000,000,000
Unsecured Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Proceeds from convertible debt | $										$ 600,000		$ 600,000	$ 600,000										600,000
Debt instrument, face amount | $										$ 10,700,000		$ 700,000	$ 700,000					$ 10,700,000			$ 10,700,000		$ 10,700,000
Debt extinguished | $																		$ 7,300,000
Conversion price | $ / shares										$ 800								$ 800			$ 800		$ 800
Debt Instrument, Redemption Price, Percentage												20.00%	20.00%
Accredited Investors [Member]
Class of Stock [Line Items]
Aggregate consideration received | $									$ 5,900,000
Management and Board [Member]
Class of Stock [Line Items]
Aggregate consideration received | $									$ 200,000
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares										211								211			211		$ 211
Sales of Class A Common Stock | $																							$ 15,500,000
Warrants to purchase | $																			$ 15,300,000	$ 15,500,000		$ 15,300,000		$ 15,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 18.6336	$ 93.1728		$ 18.6336		$ 93.1728
Series B Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares																			18.6336			18.6336
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 93.1728								$ 93.1728			$ 93.1728		$ 93.1728
Series B Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares																			$ 7.80			$ 7.80
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Offering costs | $										$ 400,000								$ 400,000			$ 400,000		$ 400,000
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										166,629								166,629			166,629		166,629
Warrants to purchase | $										$ 15,500,000								$ 15,500,000			$ 15,500,000		$ 15,500,000
ELOC Agreement [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares										$ 1,200								$ 1,200			$ 1,200		$ 1,200
Beneficial ownership limitation percentage											4.99%
Sales of Class A Common Stock | $											$ 150,000,000.0
Derivative, Exchange Rate Cap									0.1999
Commitment amount | $										$ 800,000
Commitment fee description											the Company to issue additional commitment shares equal to 0.75% (75 basis points) per $100 million of incremental commitment, payable in shares of Common Stock valued at the average closing price for the five trading days preceding the date of issuance.
Payments of Stock Issuance Costs | $										$ 200,000
Sale of Stock, Price Per Share | $ / shares										$ 0.675								$ 0.675			$ 0.675		$ 0.675
Discount price percentage										10.00%								10.00%			10.00%		10.00%
Related Party Transaction, Amounts of Transaction | $											$ 500,000,000.0
Preferred stock redemption amount | $																			$ 500,000	$ 200,000		$ 500,000		$ 200,000
ELOC Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Commitment amount | $											$ 500,000,000.0
Common Stock [Member]
Class of Stock [Line Items]
Preferred stock conversion price | $ / shares																				$ 2,400				$ 2,400
Conversion price | $ / shares										$ 93.1728								$ 93.1728			$ 93.1728		$ 93.1728
Sales of Class A Common Stock | $																						$ 1,100,000
Excess stock shares authorized																				4,167				4,167
Common Stock [Member] | 2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Excess stock shares authorized																			4,167			4,167
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sales of Class A Common Stock | $							$ 150,000,000.0
Issued shares of Common Stock							18,664
Sale of Stock, Price Per Share | $ / shares							$ 9.24
Shares converted	62,851,246	408,139													62,851,246	131,219,818
Proceeds from issuance of stock | $							$ 200,000
Common Stock [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Issued shares of Common Stock																			866			261,818
Sale of Stock, Price Per Share | $ / shares																				$ 16.092				$ 16.092
Sale of Stock, Number of Shares Issued in Transaction																								110,551
Sale of Stock, Consideration Received Per Transaction | $																								$ 1,800,000
Proceeds from issuance of stock | $																			$ 1,362			$ 1,100,000
Common Stock [Member] | ELOC Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares																			$ 4.32			$ 4.32
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																				1,250,000				1,250,000
Common Stock, Par or Stated Value Per Share | $ / shares																				$ 0.0001				$ 0.0001
Sales of Class A Common Stock | $
Stock Redeemed or Called During Period, Shares																						23		43
Warrant [Member]
Class of Stock [Line Items]
Aggregate consideration received | $									$ 200,000														$ 5,900,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																			1,250,000	1,250,000		1,250,000		1,250,000	1,250,000
Preferred stock, par value | $ / shares																			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares issued																			111	111		111		111	111
Preferred stock, shares outstanding																			111	111		111		111	111
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																			35,000	35,000		35,000		35,000	35,000
Preferred stock, par value | $ / shares																			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares issued																			27,134	30,808		27,134		30,808
Preferred stock, shares outstanding																			27,134	30,808		27,134		30,808	0
Preferred stock conversion price | $ / shares																			$ 589	$ 589		$ 589		$ 589
Minimum closing bid price | $ / shares																			1,200.00			$ 1,200.00
Conversion price | $ / shares				$ 18.6336
Shares issued, price per share | $ / shares										$ 589								$ 589			$ 589		$ 589
Sales of Class A Common Stock | $																						$ 33,900,000
Issued shares of Common Stock																		1,063				27,134
Sale of Stock, Price Per Share | $ / shares																			$ 800			$ 800
Proceeds from Series B Convertible Preferred Stock | $										$ 6,700,000
Share based compensation threshold vesting | $										$ 4,000,000.0
Stock compensation expense | $																								$ 300,000
Shares converted						3,198
Stock Redeemed or Called During Period, Shares																				244				244
Cash | $																			$ 300,000			$ 300,000
Redemption reduced number of shares										30,808								30,808			30,808		30,808
Debt conversion amount | $				$ 18.6336
Conversion of shares						410,001
Dividends | $						$ 900,000
Preferred stock redemption amount | $																				$ 300,000				$ 300,000
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Conversion of stock, purchase shares			13,340
Series B Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock conversion price | $ / shares																										$ 18.6336
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 18.6336
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock conversion price | $ / shares																										$ 7.80
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 7.80
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										35,000								35,000			35,000		35,000
Preferred stock shares issued										31,052								31,052			31,052		31,052
Minimum closing bid price | $ / shares										$ 800								$ 800			$ 800		$ 800
Preferred stock, stated value | $ / shares										1,000								$ 1,000			1,000		1,000
Issued shares of Common Stock																		1,063
Series B Convertible Preferred Stock [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares										800								$ 800			800		800
Preferred stock, stated value | $ / shares										1,000								1,000			1,000		1,000
Preferred Stock, Convertible, Conversion Ratio																			0.10			0.10
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price | $ / shares										$ 93.17								93.17			$ 93.17		$ 93.17
Sales of Class A Common Stock | $
Shares converted																					31,052		31,052	31,052
Conversion of shares																						(3,198)
Conversion of stock, purchase shares																						3,198
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares																			$ 18.6336			$ 18.6336
Aggregate consideration received | $										$ 6,100,000													$ 6,100,000
Sale of Stock, Number of Shares Issued in Transaction																	13,340
Shares converted																								5,002
Debt conversion amount | $																						$ 500,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares	$ 0.1210	$ 0.1210
Conversion of stock, purchase shares		7,605													7,605	19,529
Series B Convertible Preferred Stock and Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares										$ 800								$ 800			$ 800		$ 800
Series B Convertible Preferred Stock and Series B Warrants [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Issued shares of Common Stock										1,000
Conversion of stock, shares sssued											1,000
Conversion of stock, purchase shares											5,364
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants | $											$ 800,000
Debt Instrument, Redemption Price, Percentage											25.00%
Redemption price per share | $ / shares											$ 1,200
Preferred stock, dividend rate, percentage																						25.00%
Series B Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Minimum closing bid price | $ / shares																												$ 18.6336
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			1,000,000,000	1,000,000,000		1,000,000,000		1,000,000,000	130,000,000
Common Stock, Par or Stated Value Per Share | $ / shares																			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding																			1,028,702	356,794		1,028,702		356,794	231,973
Sale of Stock, Number of Shares Issued in Transaction								10,417
Common stock, shares issued																			1,028,702	356,794		1,028,702		356,794
Common Class A [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										166,629								166,629			166,629		166,629
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										5,705								5,705			5,705		5,705
Common Class A [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Sales of Class A Common Stock | $											$ 150,000,000.0
Issued shares of Common Stock																		5,365
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Sales of Class A Common Stock | $																						$ 26
Issued shares of Common Stock																			866
Stock Issued During Period, Shares, Restricted Stock Award, Gross																							358
Conversion of shares																						410,001
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																			$ 0.0001			$ 0.0001
Preferred stock shares issued																			111	111		111		111
Preferred stock, shares outstanding																			111	111		111		111
Preferred stock conversion price | $ / shares																			$ 2,400			$ 2,400											$ 300.00
Common stock conversion price per share | $ / shares																						$ 300
Shares converted																						370